Investment Strategy - Recurrent MLP & Infrastructure Fund	Feb. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments. The Fund’s investments may include, but are not limited to:

●	MLPs structured as limited partnerships or limited liability companies;

●	MLPs that are taxed as “C” corporations;

●	institutional units (“I-Units”) issued by MLP affiliates;

●	taxable “C” corporations that hold significant interests in MLPs;

●	companies providing infrastructure to the energy industry;

●	other equity securities, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs.

Recurrent Investment Advisors, LLC, the Fund’s investment adviser (“Recurrent” or the “Advisor”) focuses its investments on energy infrastructure, which own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services. The Advisor’s investment process is strongly focused on company-level valuation analysis for determining security selection in the Fund. The Fund’s investments may be of any capitalization size including a company’s first offering of stock to the public in an initial public offering (IPO).

The Fund may invest 20% of its net assets in sectors outside of energy infrastructure investments, including, without limitation, securities of corporations that operate in the energy sector or that hold energy assets. The Fund may, when market signals warrant, take a defensive position, investing all or a substantial portion of Fund assets in cash and/or cash equivalents.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.